Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Number of Common Shares	Investment revaluation reserve	Retained Earnings (Accumulated Deficit)	Shares warrants reserve	Share based payments reserve
Balance, shares at Mar. 31, 2021		180,602,894
Balance, amount at Mar. 31, 2021	$ 26,936	$ 64,744,721	$ (612,677)	$ (69,587,867)	$ 3,220,107	$ 2,262,652
Statement [Line Items]
Net loss for the year	(363,812)	0	0	(363,812)	0	0
Other comprehensive loss for the year	(715,125)	0	(715,125)	0	0	0
Total comprehensive loss	(1,078,937)	$ 0	(715,125)	(363,812)	0	0
Shares issued through exercise of warrants, shares		6,000,000
Shares issued through exercise of warrants, amount	300,000	$ 484,200	0	0	(184,200)	0
Equity-settled share-based compensation	123,578	$ 0	0	0	0	123,578
Balance, shares at Mar. 31, 2022		18,602,894
Balance, amount at Mar. 31, 2022	(628,423)	$ 65,228,921	(1,327,802)	(69,951,679)	3,035,907	2,386,230
Statement [Line Items]
Net loss for the year	(32,583)	0	0	(32,583)	0	0
Other comprehensive loss for the year	(167,890)	0	(167,890)	0	0	0
Total comprehensive loss	(200,473)	0	(167,890)	(32,583)	0	0
Equity-settled share-based compensation	264,260	0	0	0	0	264,260
Issuance of share purchase warrants	99,191	$ 0	0	0	99,191	0
Balance, shares at Mar. 31, 2023		186,602,894
Balance, amount at Mar. 31, 2023	(465,445)	$ 65,228,921	(1,495,692)	(69,984,262)	3,135,098	2,650,490
Statement [Line Items]
Net loss for the year	(43,450)	0	0	(43,450)	0	0
Other comprehensive loss for the year	(97,698)	0	(97,698)	0	0	0
Total comprehensive loss	(141,148)	0	(97,698)	(43,450)	0	0
Equity-settled share-based compensation	425,460	$ 0	0	0	0	425,460
Issuance of common shares pursuant to property agreement, shares		100,000
Issuance of common shares pursuant to property agreement, amount	7,500	$ 7,500	0	0	0	0
Issuance of common shares pursuant to a non-flow-through private placement, shares		9,615,385
Issuance of common shares pursuant to a non-flow-through private placement, amount	769,231	$ 769,231	0	0	0	0
Issuance of common shares pursuant to a flow-through private placement, shares		15,384,615
Issuance of common shares pursuant to a flow-through private placement, amount	2,000,000	$ 2,000,000	0	0	0	0
Flow-through share premium liability	(769,231)	$ (769,231)	0	0	0	0
Balance, shares at Mar. 31, 2024		211,702,894
Balance, amount at Mar. 31, 2024	$ 1,826,367	$ 67,236,421	$ (1,593,390)	$ (70,027,712)	$ 3,135,098	$ 3,075,950